Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
AdvisorShares Cornerstone Small Cap ETF (Prospectus Summary) | AdvisorShares Cornerstone Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES CORNERSTONE SMALL CAP ETF NYSE Arca Ticker: SCAP
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Cornerstone Small Cap ETF (the “Fund”) seeks to provide total return through long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. The Fund is new and does not yet have a portfolio turnover rate.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If these fees and commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a diversified group of U.S.-traded equity securities consisting of common and preferred stock, American Depositary Receipts (“ADRs”), and equity real estate investment trusts (“REITs”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small cap securities.  The Fund’s sub-advisor, Cornerstone Investment Partners, LLC (the “Sub-Advisor”), generally defines a small cap company as one having a market capitalization less than the market cap of the largest company in the Russell 2000 Index (the “Index”) at the time of acquisition. In choosing securities of publicly-traded U.S. companies with market capitalization rankings between 1000 and 2800, the Sub-Advisor creates an investable universe of 1800 companies for the Fund similar to the components of the Index, but excluding the smallest 200 market capitalization securities in the Index. At each rebalance, individual sector weights in the Fund are targeted to be within the Index sector weight plus or minus 15%. Securities are targeted to be equally weighted within the sectors, but may shift with price movements.

The Sub-Advisor’s investment philosophy is based on the view that the market often misprices fundamental improvements and is slow to recognize improving fundamentals, particularly in small cap stocks. The Sub-Advisor seeks to benefit from the volatility of small cap stocks by participating in upside volatility while reducing exposure to downside volatility. The Sub-Advisor generally intends to select stocks that satisfy three basic criteria: analysts have positively revised their forward looking estimates of the company’s profitability and the company has generated earnings in excess of analyst expectations; balance sheet strength; and financial flexibility, as determined by measuring a company’s ability to meet debt and capital expenditure requirements. The 1800 companies included in the investable universe are ranked according to these criteria, and the most attractive companies are then considered for inclusion within the strategy, subject to the sector weight limitations described above and the Fund’s investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, as described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

American Depositary Receipt Risk.  ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Management Risk. The Sub-Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed. The Sub-Advisor’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Market Risk. Due to market conditions, the Fund’s investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Real Estate Investment Trust Risk.  The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Small-Capitalization Risk. Security prices of small cap companies may be more volatile than those of larger companies and therefore the Fund’s share price may be more volatile than those of funds that invest a larger percentage of their assets in securities issued by larger-cap companies.

Trading Risk. Shares of the Fund may trade above or below their net asset value (“NAV”). The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any fund, there is no guarantee that the Fund will achieve its investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Simultaneous with the commencement of the Fund’s operations, a separate account (the “Predecessor Account”), which was managed by the same portfolio management team, converted into the Fund. The Predecessor Account was managed by the Sub-Advisor with investment policies, objectives, guidelines, and restrictions in all material respects equivalent to those of the Fund.

The performance information shown below is that of the Predecessor Account since its inception on June 30, 2012. The performance information has not been restated to reflect the estimated total annual operating expenses of the Fund, which, if reflected, would lower the returns shown below. The Predecessor Account was not registered under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, was not subject to certain investment restrictions imposed by the 1940 Act. If it had been, its performance may have been adversely affected.

The bar chart and table that follow show how the Predecessor Account performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table shows how the Predecessor Account’s performance compares to the Russell 2000 Index. The Russell 2000 Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Predecessor Account’s financial information is included in the Fund’s Statement of Additional Information (“SAI”). Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Predecessor Account performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	12.38%	4Q/2013
Lowest Return	-10.01%	1Q/2014

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

AdvisorShares Cornerstone Small Cap ETF (Prospectus Summary) | AdvisorShares Cornerstone Small Cap ETF | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	(4.41%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	12.10%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2012	[1]
AdvisorShares Cornerstone Small Cap ETF (Prospectus Summary) | AdvisorShares Cornerstone Small Cap ETF | AdvisorShares Cornerstone Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.65%
DISTRIBUTION (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
OTHER EXPENSES	rr_OtherExpensesOverAssets	0.49%	[2]
TOTAL ANNUAL OPERATING EXPENSES	rr_ExpensesOverAssets	1.14%
FEE WAIVER/ EXPENSE REIMBURSEMENT	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
TOTAL ANNUAL OPERATING EXPENSES AFTER FEE WAIVER/ EXPENSE REIMBURSEMENT	rr_NetExpensesOverAssets	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	one year from the date of this Prospectus.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 339
Annual Return 2013	rr_AnnualReturn2013	48.81%
Annual Return 2014	rr_AnnualReturn2014	4.25%
Annual Return 2015	rr_AnnualReturn2015	(1.17%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.01%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV	[1]
1 Year	rr_AverageAnnualReturnYear01	(1.17%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	15.60%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2012	[1]
AdvisorShares Cornerstone Small Cap ETF (Prospectus Summary) | AdvisorShares Cornerstone Small Cap ETF | AdvisorShares Cornerstone Small Cap ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[1],[4]
1 Year	rr_AverageAnnualReturnYear01	none	[1],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[1],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2012	[1],[4]
AdvisorShares Cornerstone Small Cap ETF (Prospectus Summary) | AdvisorShares Cornerstone Small Cap ETF | AdvisorShares Cornerstone Small Cap ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[1],[4]
1 Year	rr_AverageAnnualReturnYear01	none	[1],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[1],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2012	[1],[4]

[1]	The returns shown are those of the Predecessor Account.
[2]	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to reduce its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.90% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated, without payment of any penalty, (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period.
[4]	After tax returns are not shown because, unlike a registered investment company, the Predecessor Account was not required to make annual distributions to its investors.